Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of June 30,
	2025	2024
VAT recoverable	$1,939	$39,161
Prepaid expenses and others current assets	13,209	54,056
Loans to third parties*	-	9,457,764
Subtotal	15,148	9,550,981
Less: allowance for doubtful accounts	(814)	(112,541)
Total	$14,334	$9,438,440

*	During the year ended June 30, 2024, the Company provided loans to some third parties for their working capital needs. These loans have a term of one year and bear interest at 8% per annum. As of June 30, 2025, Elitepro Innovation Limited, who borrowed approximately $5.3 million from the Company, had repaid all principal and $240,576 in interest and Nexustech Services Limited, who borrowed approximately $6.1 million from the Company, had repaid all principal and $236,990 in interest.

Schedule of Allowance for Credit Losses	Allowance for credit losses movement is as follows:
	For the years ended,
	2025	2024
Beginning balance	$112,541	-
Provision	584	112,541
Reduction	(112,311)	-
Ending balance	$814	$112,541